Fair Value Measurements - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value	$ 170,150	$ 248,826
Derivative assets, at fair value	1,716	3,048
Bifurcated derivative	0	236,603
Total Assets	171,866	488,477
Derivative liabilities, at fair value	949	1,828
Warrant and equity related liabilities, at fair value	2,331	0
Convertible preferred stock warrants	0	3,096
Total Liabilities	3,280	4,924
Level 1
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value	0	0
Derivative assets, at fair value	0	0
Bifurcated derivative		0
Total Assets	0	0
Derivative liabilities, at fair value	0	0
Warrant and equity related liabilities, at fair value	972
Convertible preferred stock warrants		0
Total Liabilities	972	0
Level 2
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value	170,150	248,826
Derivative assets, at fair value	0	2,732
Bifurcated derivative		0
Total Assets	170,150	251,558
Derivative liabilities, at fair value	872	0
Warrant and equity related liabilities, at fair value	1,359
Convertible preferred stock warrants		0
Total Liabilities	2,231	0
Level 3
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value	0	0
Derivative assets, at fair value	1,716	316
Bifurcated derivative		236,603
Total Assets	1,716	236,919
Derivative liabilities, at fair value	77	1,828
Warrant and equity related liabilities, at fair value	0
Convertible preferred stock warrants		3,096
Total Liabilities	$ 77	$ 4,924